Accumulated Other Comprehensive Income (Loss) (Details) $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (283)
Other comprehensive income before reclassifications	514
Amounts reclassified from accumulated other comprehensive loss	(64)
Net current period other comprehensive income loss	(450)
Ending balance	167
Unrealized gain (loss) on available-for-sale marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(227)
Other comprehensive income before reclassifications	340
Amounts reclassified from accumulated other comprehensive loss	(2)
Ending balance	111
Unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(28)
Other comprehensive income before reclassifications	152
Amounts reclassified from accumulated other comprehensive loss	(62)
Ending balance	62
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(28)
Other comprehensive income before reclassifications	22
Amounts reclassified from accumulated other comprehensive loss
Ending balance	$ (6)